Discontinued Operations - Summary of Tabular Form Of Exceptional Items Relating to Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross	$ (340)	$ (620)	$ (4,423)
Exceptional items tax	(266)	(454)	(1,057)
Exceptional items net	(606)	(1,074)	(5,480)
Attributable to BHP shareholders [member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross	(340)	(620)	(4,389)
Exceptional items tax	(159)	(454)	(1,067)
Exceptional items net	(499)	(1,074)	(5,456)
Impairment of Potash assets [Member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross			(1,314)
Exceptional items tax			(473)
Exceptional items net			(1,787)
COVID-19 related costs [Member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross			(499)
Exceptional items tax			138
Exceptional items net			(361)
Discontinued operations [member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross		8,167	(47)
Exceptional items tax		(8)	(270)
Exceptional items net	$ 0	8,159	(317)
Discontinued operations [member] | Gain on Petroleum disposal [member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross		8,167
Exceptional items tax		(8)
Exceptional items net		8,159
Discontinued operations [member] | Attributable to BHP shareholders [member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross		8,167	(47)
Exceptional items tax		(8)	(270)
Exceptional items net		$ 8,159	(317)
Discontinued operations [member] | Impairment of Potash assets [Member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items tax			(278)
Exceptional items net			(278)
Discontinued operations [member] | COVID-19 related costs [Member]
Disclosure In Tabular Form Of Exceptional Items Relating To Discontinued Operations [Line Items]
Exceptional items gross			(47)
Exceptional items tax			8
Exceptional items net			$ (39)